Related Party Balances and Transactions - Schedule of Service Provided by or to Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Service provided by related parties	¥ 9,313	¥ 12,161
Service provided to related parties	970
Technology service fee [Member] | Xiaoke [Member]
Related Party Transaction [Line Items]
Service provided by related parties	7,259	11,609
PPC advertisement service fee [Member] | Xiaoke [Member]
Related Party Transaction [Line Items]
Service provided by related parties		412
Channel cost [Member] | Huibao Huipei [Member]
Related Party Transaction [Line Items]
Service provided by related parties	2,054	140
Consulting service fee [Member] | Huibao Huipei [Member]
Related Party Transaction [Line Items]
Service provided to related parties	¥ 970